Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-31317
Entity Registrant Name	COMPANHIA DE SANEAMENTO BASICO DO ESTADO DE SAO PAULO-SABESP
Entity Central Index Key	0001170858
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Rua Costa Carvalho, 300
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	05429-900
Title of 12(b) Security	American Depositary Shares
Trading Symbol	SBS
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	683,509,869
ICFR Auditor Attestation Flag	true
Auditor Name	Grant Thornton Auditores Independentes Ltda.
Auditor Location	São Paulo, Brazil
Auditor Firm ID	5270
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Rua Costa Carvalho, 300
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	05429-900
City Area Code	+55 11
Local Phone Number	3388 8247
Contact Personnel Name	Catia Cristina Teixeira Pereira
Contact Personnel Email Address	catiapereira@sabesp.com.br